COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Group has entered into purchase commitments for power and utilities of rented data center facilities (co-location agreements) with future payments (net of VAT) amounting to $5.9 in 2025, $6.0 in 2026, $6.2 in 2027, $6.4 in 2028 and $4.9 in 2029 and thereafter. The Group has no material purchase commitments for other goods and services.

Legal Proceedings

In the ordinary course of business, the Group is a party to various legal proceedings and subject to claims, certain of which relate to the alleged breach of certain contractual arrangements. The Group intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will not have any material adverse effect on the financial condition, results of operations or liquidity of the Group.

As of December 31, 2024, the Group was subject to various legal and regulatory matters that have arisen in the normal course of business with related claims amounting to $4.5 (nil as of December 31, 2023). The Group has not recognized a liability in respect of those claims because management does not believe that the Group has incurred a probable material loss by reason of any of those matters. These amounts do not include amounts related to discontinued operations.

Tax Contingencies

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Group believes it has provided adequately for all tax liabilities based on its understanding of the applicable tax legislation, the relevant tax authorities may take different positions. As of December 31, 2024, the Group accrued  $181.9 (nil as of December 31, 2023) for contingencies related to non-income taxes, as a component of account payable, accrued and other liabilities in the consolidated balance sheets. The amount primarily consists of dividend withholding tax of $180.9 payable in connection with the portion of the consideration for the Divested Businesses that was received in the form of the Company’s Class A shares. The acquisition of such shares by the Company is treated as a repurchase by the Company of its own shares for Dutch tax purposes, which would be subject to withholding tax at a rate of 15%, unless the shares so acquired qualify as "temporary investments". Based on the Company’s use of a portion of these shares in 2024 for financing purposes (Note 13) and the Company’s equity incentive program, as of December 31, 2024 the Company has accrued a contingent tax liability in respect of approximately 117 million Class A shares.

Additionally, the Group has identified possible contingencies related to non-income taxes, which are not accrued. Such contingencies could materialize and require the Group to pay additional amounts of tax. As of December 31, 2024, the Group estimated the contingencies related to non-income taxes, including penalties and interest, at approximately $1.5  (nil as of December 31, 2023).

Environment and Current Economic Situation

In 2024, after the completion of the Divestment (Note 1, Note 3) the Group had principal operations in the Netherlands and the United States, alongside a number of smaller, early-stage operations in other international regions.

The global macroeconomic environment continues to be uncertain, reflecting the impacts of inflation, potential tariffs and other trade restrictions, supply chain constraints in semiconductor components, regulatory shifts impacting the technology and AI infrastructure sectors, changes in interest rates, instability in the global credit markets, geopolitical conflicts in Europe and the Middle East, and related market uncertainty. While inflation has fallen in most major economies over the last year, the risk of renewed inflationary pressures and the resulting impact on economic growth remains. The Company will continue to actively monitor and respond accordingly to the macroeconomic environment.

Following the completion of the Divestment, the Company no longer has exposure to the risks and uncertainties associated with the operations of the Divested Businesses. As of December 31, 2024 none of the Group’s current subsidiaries are restricted from remitting funds in the form of cash dividends or loans.